BORROWINGS - Related party borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 2,225,765	$ 304,928	¥ 1,110,896
Long-term borrowings	1,660,584	227,499	100,000
Related party borrowings, Total	3,886,349	532,427	1,210,896
Related Party
Debt Instrument [Line Items]
Short-term borrowings	1,509,522	206,803	863,223
Long-term borrowings	309,612	42,417	40,069
Related party borrowings, Total	1,819,134	249,220	903,292
Unsecured borrowings
Debt Instrument [Line Items]
Short-term borrowings	1,784,906	244,531	1,110,896
Long-term borrowings	1,037,400	142,123	100,000
Secured borrowings
Debt Instrument [Line Items]
Short-term borrowings	440,859	60,397	0
Long-term borrowings	623,184	85,376	0
Kingsoft Group | Unsecured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	0	0	500,000
Kingsoft Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	1,000,000	136,999	0
Xiaomi Group | Unsecured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	146,442	20,062	0
Xiaomi Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	363,080	49,742	363,223
Long-term borrowings	¥ 309,612	$ 42,417	¥ 40,069